Income Taxes - Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Deferred tax assets:
Accrued expense	$ 7,746	$ 7,324
Deferred revenue	4,015	4,070
Inventories	196	936
Intangible assets	1,806	1,263
Fixed assets	982	1,226
R&D Costs	8,171	6,480
Losses and credit carryforwards	58,565	49,102
Share-based compensation	431	0
Lease liability	0	214
Other	1,652	1,060
Less: valuation allowance	80,054	1,019
Total deferred tax asset	3,510	70,656
Deferred tax liability:
Intangible assets	(12,828)	(12,000)
Lease assets	0	(254)
Other	(404)	(367)
Deferred Tax Liabilities, Gross	13,232	12,621
Deferred Tax Liabilities, Net	$ (9,722)
Deferred tax assets, net		$ 58,035